Federal Home Loan Bank Advances - Scheduled Principal Reductions of Federal Home Loan Bank Advances Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Banking And Thrift [Abstract]
2029	$ 125,000
Total	$ 125,000	$ 5,000